Right of Use Assets - Schedule of Lease Liability and Maturity of Lease (Details)	9 Months Ended			12 Months Ended
	Sep. 30, 2025 MYR (RM)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 MYR (RM)	Sep. 30, 2025 USD ($)
Lease Liability
As at beginning of the year/period	RM 162,577	$ 38,620	RM 209,571	RM 209,571
Add: New lease recognized	1,475,012				$ 350,393
Add: Imputed interest	10,781		10,090	10,090	2,561
Less: Modification	(820)	(195)
Less: Principal repayment	(172,246)		(57,084)	(57,084)	(40,918)
Termination	(37,339)	(8,869)
As at end of the year/period	1,437,965	341,592	162,577	162,577
Lease liability current portion	319,463		52,768	52,768	75,889
Lease liability non-current portion	1,118,502		109,809	109,809	265,703
Maturities of Lease	1,437,965		162,577	162,577	341,592
Year ending December 31, 2025 [Member]
Lease Liability
As at beginning of the year/period	52,768
As at end of the year/period			52,768	52,768
Maturities of Lease			52,768	52,768
Year ending December 31, 2026 [Member]
Lease Liability
As at beginning of the year/period	57,434
As at end of the year/period			57,434	57,434
Maturities of Lease			57,434	57,434
Year ending December 31, 2027 [Member]
Lease Liability
As at beginning of the year/period	25,598
As at end of the year/period			25,598	25,598
Maturities of Lease			25,598	25,598
Year ending December 31, 2028 [Member]
Lease Liability
As at beginning of the year/period	7,701
As at end of the year/period			7,701	7,701
Maturities of Lease			7,701	7,701
Year ending December 31, 2029 [Member]
Lease Liability
As at beginning of the year/period	8,171
As at end of the year/period			8,171	8,171
Maturities of Lease			8,171	8,171
After December 31, 2029 [Member]
Lease Liability
As at beginning of the year/period	10,905
As at end of the year/period			10,905	10,905
Maturities of Lease			RM 10,905	RM 10,905
Period ending September 30, 2026
Lease Liability
As at end of the year/period	319,463	75,889
Maturities of Lease	319,463				75,889
Period ending September 30, 2027
Lease Liability
As at end of the year/period	325,200	77,252
Maturities of Lease	325,200				77,252
Period ending September 30, 2028
Lease Liability
As at end of the year/period	324,936	77,189
Maturities of Lease	324,936				77,189
Period ending September 30, 2029
Lease Liability
As at end of the year/period	312,832	74,314
Maturities of Lease	312,832				74,314
Period ending September 30, 2030
Lease Liability
As at end of the year/period	55,091	13,087
Maturities of Lease	55,091				13,087
After September 30, 2030
Lease Liability
As at end of the year/period	100,443	$ 23,861
Maturities of Lease	RM 100,443				$ 23,861